Management of financial risk - Impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	¥ 228,763	¥ 274,618
Loss allowance	¥ 82,340	54,795
Cost
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		329,413
Cost | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		12,300
Impairment loss allowance
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		54,795
Loss allowance		97,252
Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		9
Loss allowance		9
Credit risk | Contract assets of transaction based and support service | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		12,300
Loss allowance		9	¥ 1,818	¥ 1,960
Credit risk | Contract assets of transaction based and support service | Stage 1
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		12,290
Loss allowance		1
Credit risk | Contract assets of transaction based and support service | Stage 2
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount		10
Loss allowance		¥ 8